Condensed Consolidated Interim Statements of Comprehensive Loss (Parenthetical)				1 Months Ended
	Oct. 04, 2023	Oct. 02, 2023	Feb. 23, 2021	Oct. 31, 2023
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	one for seven reverse stock split		7 to 1 reverse stock split
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split		reverse stock split of the Common Stock, by a ratio of no less than 1-for-7 and no more than 1-for-10		one